Goodwill and intangible assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Goodwill and intangible assets

Goodwill

The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	(a)	Other	(a)	Consolidated
Balance at Dec. 31, 2015	$9,207	$8,366		$45		$17,618
Acquisition (dispositions)	29	(2)		—		27
Foreign currency translation	(238)	(91)		—		(329)
Other (b)	2	(4)		2		—
Balance at Dec. 31, 2016	$9,000	$8,269		$47		$17,316
Foreign currency translation	128	120		—		248
Balance at Dec. 31, 2017	$9,128	$8,389		$47		$17,564

(a)	Includes the reclassification of goodwill associated with credit-related activities from the Other segment to Investment Services in 2016.

(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Total goodwill increased in 2017 compared with 2016 reflecting the impact of foreign exchange translation on non-U.S. dollar denominated goodwill.

Intangible assets

The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2015	$1,807	$1,186	$849	$3,842
Acquisitions	30	2	—	32
Amortization (a)	(82)	(155)	—	(237)
Foreign currency translation	(38)	(1)	—	(39)
Balance at Dec. 31, 2016	$1,717	$1,032	$849	$3,598
Amortization	(60)	(149)	—	(209)
Foreign currency translation	17	5	—	22
Balance at Dec. 31, 2017	$1,674	$888	$849	$3,411

(a)	Includes $6 million of impairment charges related to the write-down of intangible assets in the Investment Management business, to their respective fair values.

Intangible assets decreased in 2017 compared with 2016 primarily reflecting amortization. Amortization of intangible assets was $209 million in 2017, $237 million in 2016 and $261 million in 2015.
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2017				Dec. 31, 2016
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer relationships—Investment Management	$1,262	$(1,015)	$247	11 years	$1,439	$(1,136)	$303
Customer contracts—Investment Services	2,260	(1,744)	516	10 years	2,249	(1,590)	659
Other	42	(23)	19	5 years	37	(33)	4
Total subject to amortization	3,564	(2,782)	782	10 years	3,725	(2,759)	966
Not subject to amortization: (b)
Tradenames	1,334	N/A	1,334	N/A	1,348	N/A	1,348
Customer relationships	1,295	N/A	1,295	N/A	1,284	N/A	1,284
Total not subject to amortization	2,629	N/A	2,629	N/A	2,632	N/A	2,632
Total intangible assets	$6,193	$(2,782)	$3,411	N/A	$6,357	$(2,759)	$3,598

(a)	Excludes fully amortized intangible assets.

(b)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2018	$180
2019	116
2020	102
2021	79
2022	60

Impairment testing

The goodwill impairment test is performed at least annually at the reporting unit level. Intangible assets not subject to amortization are tested for impairment annually or more often if events or circumstances indicate they may be impaired.

BNY Mellon’s three business segments include eight reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment consists of two reporting units. The Investment Services segment consists of five reporting units. One reporting unit is included in the Other segment. In the second quarter of 2017, BNY Mellon conducted an annual goodwill impairment test on all eight reporting units. As a result of the annual goodwill impairment test of the eight reporting units, no goodwill impairment was recognized.